Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Aug. 17, 2012
(PIMCO EM Fundamental IndexPLUS® TR Strategy Fund) | MSCI Emerging Markets Index (Net Dividends in USD) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(18.42%)
Since Inception	22.43%
Inception Date	Nov. 26, 2008
(PIMCO Fundamental IndexPLUS® TR Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
Since Inception	2.97%
Inception Date	Jun. 30, 2005